Assets Held for Sale - Schedule of Assets and Liabilities Held for Sale (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Cash	$ 21,193
Accounts receivable	52,826
Inventory	90,522
Property, plant and equipment	384,192
Operating lease assets	956,605
Goodwill and intangible assets	342,668
Other assets	53,370
Total assets held for sale, net	1,901,376		$ 100,000
Accounts payable and accrued liabilities	380,017
Operating lease liabilities	1,009,422
Debt	255,814
Total liabilities held for sale, net	1,645,253
Net Assets	$ 256,123